Other Liabilities - Schedule of Other Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses	¥ 627,659	¥ 531,891
Deferred income	30,015	32,103
Other	42,439	68,083
Total	700,112	632,078
Non-current	80,938	65,389
Current	¥ 619,174	¥ 566,689